COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - Financial guarantees, maximum potential liability - USD ($)	Jan. 03, 2021	Dec. 29, 2019
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 54,600,000	$ 72,600,000
Recorded liability with respect to guarantees	0
Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	10,500,000	9,300,000
Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 44,100,000	$ 63,300,000